Intangible assets: (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Intangible assets consist of the following:
$ thousands	2014	2013
Patents	$1,179	$1,179
Trademarks and other intangibles	83	83
	1,262	1,262
Less: Accumulated Amortization	(860)	(790)
	$402	$472

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Expected future amortization of intangibles with finite lives is as follows:
Years ending December 31,	$ thousands
2015	$69
2016	67
2017	60
2018	27
2019	27
Thereafter	69
$319